Impairment and onerous contracts (Tables)	12 Months Ended
Dec. 31, 2020
Impairment and onerous contracts
Schedule of impairment losses recognized

	Income statement
	Impairment
Segments by class of assets	2020	2019	2018
Base metals–nickel	882	2,511	—
Coal	935	1,691	—
Other assets	201	119	184
Impairment of non-current assets	2,018	4,321	184

Onerous contracts	—	240	393
Disposals of non-current assets	225	513	322
Impairment and disposals of non-current assets	2,243	5,074	899